Taxes on Income - Additional Information (Detail) - USD ($)				12 Months Ended
	Jan. 01, 2018	Jan. 01, 2016	Jan. 01, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments period					10 years
Tax benefit expiration period					2023
Period of Income tax benefit - tax exempt					2 years
Tax rate of Approved enterprise, 2011-2012					15.00%
Tax rate of Approved enterprise, 2013					12.50%
Tax rate of Approved enterprise, thereafter					16.00%
Percentage of tax subject to dividends distributed from Preferred Income			20.00%
Additional tax liability related to distribution of dividends from preferred income					$ 0
Carryforward tax losses total					171,000,000
Carryforward tax losses without expiration date					$ 69,000,000
Federal operation loss carryforward expiration beginning year					2017
Federal operation loss carryforward expiration ending year					2027
Deferred tax assets valuation allowance					$ 32,900,000	$ 40,600,000
Carryforward capital losses for tax purposes totaled					43,400,000
Deferred income taxes					0
Tax payable upon dividend distribution					29,300,000
Net interest and penalties expenses					100,000	(100,000)	$ (100,000)
Net interest and penalties expenses related to unrecognized tax benefit					$ 900,000	$ 800,000
2017 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					7.50%
2017 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					12.00%
United States Subsidiaries [Member]
Income Taxes [Line Items]
Carryforward tax losses total					$ 94,600,000
Special Preferred Enterprise [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					5.00%
Special Preferred Enterprise [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					8.00%
Special Preferred Enterprise [Member] | Development Zone A and Elsewhere [Member]
Income Taxes [Line Items]
Reduced income tax incentive period					10 years
Special Preferred Enterprise [Member] | 2017 Amendment [Member]
Income Taxes [Line Items]
Income tax rate range					6.00%
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate		25.00%				26.50%	26.50%
Israel [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%			24.00%
Israel [Member] | 2011 [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					10.00%
Israel [Member] | 2011 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					15.00%
Israel [Member] | 2012 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					15.00%
Israel [Member] | 2013 [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					7.00%
Israel [Member] | 2013 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					12.50%
Israel [Member] | 2016 Until [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					9.00%
Israel [Member] | 2016 Until [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					16.00%
Israel [Member] | 2017 and Thereafter [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range					7.50%
Israel [Member] | 2017 and Thereafter [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range					16.00%
Israel [Member] | Special Preferred Enterprise [Member] | Individual Counterparty [Member]
Income Taxes [Line Items]
Income tax rate range					20.00%
Non-Israeli [Member] | Individual Counterparty [Member]
Income Taxes [Line Items]
Income tax rate range					4.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range					15.00%
Federal operating loss carryforward expiration period					15 years
Minimum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate					8.60%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate					9.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range					25.00%
Federal operating loss carryforward expiration period					20 years
Maximum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate					25.00%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate					38.00%